Financial risk management - Financial Assets and Liabilities Fair Value disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Derivative [Line Items]
Derivative financial instruments	€ 96.5	€ 31.1
Short-term investments	5.4	5.4
Derivative financial instruments	113.6	156.7
Fair value, recurring
Derivative [Line Items]
Derivative financial instruments	96.5	31.1
Money market funds	6,379.2	3,167.4
Short-term investments	5.4	5.4
Total	6,481.1	3,203.9
Derivative financial instruments	113.6	156.7
Loan receivable	1,339.4	776.1
Long-term debt	4,561.8	4,496.2
Level 1 | Fair value, recurring
Derivative [Line Items]
Derivative financial instruments	0.0	0.0
Money market funds	6,379.2	3,167.4
Short-term investments	0.0	0.0
Total	6,379.2	3,167.4
Derivative financial instruments	0.0	0.0
Loan receivable	0.0	0.0
Long-term debt	4,561.8	4,496.2
Level 2 | Fair value, recurring
Derivative [Line Items]
Derivative financial instruments	96.5	31.1
Money market funds	0.0	0.0
Short-term investments	5.4	5.4
Total	101.9	36.5
Derivative financial instruments	113.6	156.7
Loan receivable	0.0	0.0
Long-term debt	0.0	0.0
Level 3 | Fair value, recurring
Derivative [Line Items]
Derivative financial instruments	0.0	0.0
Money market funds	0.0	0.0
Short-term investments	0.0	0.0
Total	0.0	0.0
Derivative financial instruments	0.0	0.0
Loan receivable	1,339.4	776.1
Long-term debt	€ 0.0	€ 0.0